Virtus Balanced Allocation Fund,

Virtus Short/Intermediate Bond Fund

and Virtus Tax-Exempt Bond Fund,

each a series of Virtus Insight Trust

Supplement dated February 3, 2012 to the Virtus Insight Trust Prospectus

dated May 1, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Balanced Allocation Fund only

The disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

> Peter J. Arts, Managing Director, Head of Fixed Income, is a manager of the fund. Mr. Arts has served as Portfolio Manager of the fund since February 2012.

> Thomas P. Lettenberger, CFA, Director, Senior Portfolio Manager, is a manager of the fund. Mr. Lettenberger has been Portfolio Manager of the fund since 2009.

> Daniela Mardarovici, CFA, Director, Portfolio Manager, is a manager of the fund. Ms. Mardarovici has been a Portfolio Manager of the fund since February 2012.

> Daniel L. Sido, Managing Director, Chief Investment Strategist, is a manager of the fund. Mr. Sido has been Portfolio Manager of the fund since 2006.

Virtus Short/Intermediate Bond Fund only

The disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

> Peter J. Arts, Managing Director, Head of Fixed Income, is a manager of the fund. Mr. Arts has served as Portfolio Manager of the fund since February 2012.

> Daniela Mardarovici, CFA, Director, Portfolio Manager, is a manager of the fund. Ms. Mardarovici has been a Portfolio Manager of the fund since May 2011.

Virtus Tax-Exempt Bond Fund only

The disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

> Michael Janik, CFA, Director, Senor Credit Analyst, is a manager of the fund. Mr. Janik has been Portfolio Manager of the fund since 2010.

Virtus Balanced Allocation Fund, Virtus Short/Intermediate Bond Fund and Virtus Tax-Exempt Bond Fund

The information shown below updates and replaces the comparable disclosure under “Portfolio Management” on page 66 of the fund’s current statutory prospectus.

Virtus Balanced Allocation Fund	Peter J. Arts (since February 2012) Thomas P. Lettenberger, CFA (since 2009) Daniela Mardarovici, CFA (since February 2012) Daniel L. Sido (since 2006)
Virtus Short/Intermediate Bond Fund	Peter J. Arts (since February 2012) Daniela Mardarovici, CFA (since May 2011)
Virtus Tax-Exempt Bond Fund	Michael Janik, CFA (since May 2010)

Investors should retain this supplement with the Prospectus for future reference.

VIT 8003/FI PMs (2/12)